SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Annual gross revenue			$ 1,235,000,000		$ 1,235,000,000
Exceeds amount of common stock held by non-affiliates	$ 700,000,000.0		700,000,000.0		700,000,000.0
Issuance of non-convertible debt securities			1,000,000,000.0		1,000,000,000.0
Cash equivalents	0		0		0	$ 0
Restricted cash	0		0		0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0		$ 0	$ 0
Effective tax rate	(9.60%)	7.80%	(27.80%)	2.70%	4.50%
Effective tax rate differs from statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Federal depository insurance coverage	$ 250,000		$ 250,000		$ 250,000
Change in the fair value	780,653		765,292		2,424,673
Unrealized gains		$ 1,397,351		$ 2,759,981
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			584,295		584,295
Offering costs adjusted in additional paid-in capital			6,923,888		6,923,888
Class B Common Stock [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs, fair value			1,837,821		1,837,821
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	$ 12,033,190		$ 12,033,190		$ 37,247,257	$ 175,693,636
Anti-dilutive securities attributable to warrants (in Shares)			8,946,731		8,946,731	8,946,731
Warrant [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			$ 494,344		$ 494,344